INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2021	2020

Raw materials, parts and supplies	$10,238	$9,579
Work in progress and assembled raw materials	15,106	15,871
Finished products	3,088	5,854

	$28,432	$31,304